Segment and Product Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Reconciling Information by Reportable Segments

The following tables present Net sales, Income (loss) from continuing operations before income taxes and certain other measures for the reportable segments, reconciled to consolidated total continuing operations, for the periods indicated (in thousands):

	Year ended December, 2014
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$229,998	$1,068	$3,634	$3,464
Southeast	675,763	2,800	11,986	5,222
South	574,917	2,997	12,722	6,512
West	—	—	—	—
Total reportable segments	1,480,678	6,865	28,342	15,198
All other	123,419	2,654	2,007	4,471
Total consolidated	$1,604,096	$9,519	$30,349	$19,669

	Year ended December 31, 2013
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$239,860	$1,313	$3,813	$5,715
Southeast	653,324	3,441	11,281	8,958
South	492,314	2,024	13,108	1,783
West	—	—	—	—
Total reportable segments	1,385,498	6,778	28,202	16,456
All other	104,394	2,527	61,436	(58,052)
Total consolidated	$1,489,892	$9,305	$89,638	$(41,596)

	Year ended December 31, 2012
Reportable segments	Net Sales	Depreciation & Amortization	Interest	Income (loss) from continuing operations before income taxes
Northeast	$175,006	$1,760	$2,838	$(1,711)
Southeast	484,638	4,086	8,829	(7,418)
South	337,641	2,302	12,906	(13,466)
West	—	—	—	—
Total reportable segments	997,285	8,148	24,573	(22,595)
All other	73,391	2,972	20,566	(31,247)
Total consolidated	$1,070,676	$11,120	$45,139	$(53,842)

Schedule of Segment Reporting Information by Product Category

The Company’s net sales by product category for the years indicated were as follows (in thousands):

	2014	2013	2012
Lumber & lumber sheet goods	$563,392	$570,830	$381,194
Windows, doors & millwork	505,501	435,808	330,878
Manufactured products	333,589	295,481	204,979
Gypsum, roofing & insulation	46,934	46,362	40,948
Siding, metal & concrete products	41,794	37,890	31,354
Other building products & services	112,886	103,521	81,323
Net sales	$1,604,096	$1,489,892	$1,070,676